Note 14 - Tax Expense - Recognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement Line Items [Line Items]
Deferred tax asset		$ 1,434		$ 1,230
Deferred tax liability		(20,989)		(17,095)
Net deferred tax asset (liability)		(19,555)	[1]	(15,865)	[1]	$ (11,260)
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax asset
Deferred tax liability		(20,985)		(17,092)
Net deferred tax asset (liability)		(20,985)	[1]	(17,092)	[1]	(12,988)
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Deferred tax asset		35		12
Deferred tax liability
Net deferred tax asset (liability)		35	[1]	12	[1]
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax asset
Deferred tax liability		(4)		(3)
Net deferred tax asset (liability)		(4)	[1]	(3)	[1]	(3)
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Deferred tax asset		97
Deferred tax liability
Net deferred tax asset (liability)	[1]	97
Share-based payments deferred tax assets [member]
Statement Line Items [Line Items]
Deferred tax asset		12
Deferred tax liability
Net deferred tax asset (liability)	[1]	12
Other temporary differences [member]
Statement Line Items [Line Items]
Deferred tax asset		1,290		1,218
Deferred tax liability
Net deferred tax asset (liability)		$ 1,290	[1]	$ 1,218	[1]	$ 733

[1]	The deferred tax liability consists of a deferred tax asset of $65 (2016: $44) from the South African operations and a deferred tax liability of $19,620 (2016: $15,909) due to the Zimbabwean operations. The amounts are in different tax jurisdictions and cannot offset. The amounts are presented as a Non-current asset and a Non-current liability in the Statement of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.